Investment in affiliates and available-for-sale securities (Table) (Details) - Navios Acquisition - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Balance sheet
Cash and cash equivalents, including restricted cash	$ 41,962		$ 41,962		$ 46,609
Current assets	120,358		120,358		103,978
Non-current assets	1,452,157		1,452,157		1,523,406
Current liabilities	120,241		120,241		92,159
Long- term debt including current portion, net	1,187,409		1,187,409		1,205,837
Non-current liabilities	1,095,757		1,095,757		$ 1,154,873
Income Statement
Revenue	58,585	$ 41,479	135,704	$ 87,629
Net loss	$ (16,550)	$ (22,068)	$ (15,689)	$ (46,534)